3. STOCKHOLDERS' EQUITY (Details Narrative) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Details Narrative
Par value	$ 0.001	$ 0.001
Authorized preferred stock	3	3
Preferred stock par value	$ 0.001	$ 0.001
Shares Available under the plan	6,724,027	6,792,013
Share of common stock issued	70,479	62,282